Bank Borrowings - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Debt Disclosure [Abstract]
Interest expense, debt	$ 157,825	$ 20,279	$ 325,084	$ 483,623
Debt, weighted average interest rate	2.76%	2.76%	3.69%	4.90%